UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  TBD

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                February 13, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $113,729

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTURY HOLDING CO        COM              90136q100       73    24775 SH       Sole                    24775
ABBOTT LABORATORIES            COM              002824100     1535    27301 SH       Sole                    27301
AMER ELECTRIC PWR CO INC       COM              025537101      379     9186 SH       Sole                     9186
APPLE INC                      COM              037833100      249      616 SH       Sole                      616
BANK OF AMERICA CORP           COM              060505104       96    17200 SH       Sole                    17200
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702     5779    75744 SH       Sole                    74554              1190
BHP BILLITON LTD ADR F SPONSOR COM              088606108      347     4910 SH       Sole                     4690               220
BOEING CO                      COM              097023105      306     4170 SH       Sole                     4020               150
CATERPILLAR INC                COM              149123101      829     9150 SH       Sole                     8720               430
CISCO SYSTEMS INC              COM              17275R102     4687   259235 SH       Sole                   255335              3900
COCA COLA COMPANY              COM              191216100     1135    16224 SH       Sole                    15094              1130
COCA COLA ENT NEW              COM              19122t109      244     9470 SH       Sole                     8110              1360
CONOCOPHILLIPS                 COM              20825c104     4765    65395 SH       Sole                    64985               410
DISNEY WALT CO                 COM              254687106     2682    71510 SH       Sole                    70140              1370
DU PONT E I DE NEMOUR&CO       COM              263534109     1674    36568 SH       Sole                    36268               300
EMERSON ELECTRIC CO            COM              291011104      473    10160 SH       Sole                    10160
ENTERGY CORP NEW               COM              29364G103      574     7860 SH       Sole                     7860
EXELON CORPORATION             COM              30161n101     5346   123268 SH       Sole                   121668              1600
EXXON MOBIL CORPORATION        COM              30231g102     6187    72990 SH       Sole                    71890              1100
FEDEX CORPORATION              COM              31428x106     4405    52748 SH       Sole                    51858               890
FIRSTENERGY CORP               COM              337932107      653    14740 SH       Sole                    14740
GENERAL DYNAMICS CORP          COM              369550108     2189    32967 SH       Sole                    32867               100
GENERAL ELECTRIC COMPANY       COM              369604103     1328    74150 SH       Sole                    73650               500
GENERAL MILLS INC              COM              370334104     4142   102500 SH       Sole                   100540              1960
GOLDMAN SACHS GROUP INC        COM              38141g104     1910    21125 SH       Sole                    20765               360
GOOGLE INC CLASS A             COM              38259p508     1954     3025 SH       Sole                     3001                24
HERSHEY COMPANY                COM              427866108      481     7780 SH       Sole                     6560              1220
HEWLETT-PACKARD COMPANY        COM              428236103     1023    39720 SH       Sole                    39620               100
HIGHWOOD PROPERTIES INC REIT   COM              431284108     1561    52600 SH       Sole                    52600
INTEL CORP                     COM              458140100     6698   276199 SH       Sole                   273419              2780
ISHARES TR S&P 100 INDEX S & P COM              464287101      468     8208 SH       Sole                     8208
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      459     5136 SH       Sole                     5136
JOHNSON & JOHNSON              COM              478160104     5159    78666 SH       Sole                    77086              1580
JPMORGAN CHASE & CO            COM              46625h100     2850    85706 SH       Sole                    84076              1630
KRAFT FOODS INC                COM              50075n104      859    22989 SH       Sole                    22989
LODGENET INTERACTIVE CP        COM              540211109       28    11600 SH       Sole                    11600
MARSH & MC LENNAN CO INC       COM              571748102      618    19550 SH       Sole                    19550
MICROSOFT CORP                 COM              594918104     5907   227530 SH       Sole                   224170              3360
PEPSICO INCORPORATED           COM              713448108     4744    71505 SH       Sole                    70595               910
PIMCO EXCH TRADED FUND 1-5 YR  COM              72201r205      327     6120 SH       Sole                     6120
PROCTER & GAMBLE               COM              742718109     5920    88743 SH       Sole                    87473              1270
PROSHS ULTRASHORT EURO         COM              74347w882      654    32140 SH       Sole                    31140              1000
QUALCOMM INC                   COM              747525103      326     5965 SH       Sole                     5465               500
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     1867    14878 SH       Sole                    14878
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      273     3950 SH       Sole                     3670               280
SECTOR SPDR TECH SELECT SHARES COM              81369y803      810    31827 SH       Sole                    28627              3200
TARGET CORPORATION             COM              87612e106     2352    45920 SH       Sole                    45820               100
THE SOUTHERN COMPANY           COM              842587107     4963   107213 SH       Sole                   106243               970
TIME WARNER INC NEW            COM              887317303     2889    79944 SH       Sole                    79131               813
VANGUARD MSCI EMERGING MARKETS COM              922042858      302     7900 SH       Sole                     7900
VANGUARD TOTAL STOCK MKT       COM              922908769     4656    72417 SH       Sole                    72417
WAL-MART STORES INC            COM              931142103     3592    60109 SH       Sole                    58779              1330
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